Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Major Related Parties and Their Relationships with Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Fox Financial	An associate of Sohu, over which Sohu has significant influence

Significant Related Party Transactions

	For the year ended December 31, (in thousands)
Transactions with Sohu	2016	2017	2018
Services provided by Sohu
Sales and marketing services provided by Sohu	$1,039	$802	$—
Interest expense on matching loans	3,065	3,648	8,250

Services provided to Sohu
Interest income on matching loans	$9,799	$13,006	$15,858
Interest income on loan between Changyou and Sohu	207	7,999	8,246

	For the year ended December 31, (in thousands)
Transactions with Fox Financial	2016	2017	2018
Services provided by Fox Financial
Interest expense on matching loans	$662	$724	$519

Services provided to Fox Financial
Interest income on matching loans	$1,244	$1,157	$1,051

Due to Related Parties

	As of December 31, (in thousands)
	2017	2018
Due to Sohu (matching loans from Sohu)	$365,000	$610,250
Due to Fox Financial (matching loans from Fox Financial)	31,192	32,718

Due from and Prepayment to Related Parties

	As of December 31, (in thousands)
	2017	2018
Due from Sohu (matching loans)	$353,777	$583,147
Due from Sohu (loans between Changyou and Sohu)	156,846	153,759
Due from Fox Financial (matching loans)	32,005	31,607